Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Information [Abstract]
Revenues	$ 63,189	$ 78,365	$ 117,843	$ 77,012	$ 81,131	$ 58,047	$ 69,024	$ 61,652	$ 336,409	$ 269,854	$ 228,381
Operating Expenses	59,160	58,290	54,121	49,940	48,843	41,578	42,971	42,341
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	9,204	25,258	81,060	23,616	20,557	16,371	23,721	14,302	139,138	74,951	70,568
Add: Net loss attributable to noncontrolling interests	569	581	384	330	(181)	81	128	286	1,864	314	713
Less: Net income attributable to redeemable noncontrolling interest	(682)	(637)	(1)	(603)	(595)	(106)	(417)	(175)	(1,923)	(1,293)	(2,258)
Net income attributable to W. P. Carey members	9,091	25,202	81,443	23,343	19,781	16,346	23,432	14,413	139,079	73,972	69,023
Earnings Per Share, Basic and Diluted [Abstract]
Earnings Per Share, Basic	$ 0.22	$ 0.62	$ 2.02	$ 0.58	$ 0.50	$ 0.41	$ 0.59	$ 0.36	$ 3.44	$ 1.86	$ 1.74
Earnings Per Share, Diluted	$ 0.23	$ 0.62	$ 1.99	$ 0.58	$ 0.50	$ 0.41	$ 0.59	$ 0.36	$ 3.42	$ 1.86	$ 1.74
Distribution Declared Per Share	$ 0.563	$ 0.560	$ 0.550	$ 0.512	$ 0.510	$ 0.508	$ 0.506	$ 0.504	$ 2.19	$ 2.03	$ 2.00
Incentive Termination And Subordinated Disposition Revenue									$ 52,515	$ 0	$ 0